Bank and Other Notes Payable:	12 Months Ended
Dec. 31, 2010
Bank and Other Notes Payable:
Bank and Other Notes Payable:

11. Bank and Other Notes Payable:

        Bank and other notes payable consist of the following:

  Convertible Senior Notes ("Senior Notes"):

        On March 16, 2007, the Company issued $950,000 in Senior Notes that are to mature on March 15, 2012. The Senior Notes bear interest at 3.25%, payable semiannually, are senior to unsecured debt of the Company and are guaranteed by the Operating Partnership. Prior to December 14, 2011, upon the occurrence of certain specified events, the Senior Notes will be convertible at the option of the holder into cash, shares of the Company's common stock or a combination of cash and shares of the Company's common stock, at the election of the Company, at an initial conversion rate of 8.9702 shares per $1 principal amount. On and after December 15, 2011, the Senior Notes will be convertible at any time prior to the second business day preceding the maturity date at the option of the holder at the initial conversion rate. The initial conversion price of approximately $111.48 per share represented a 20% premium over the closing price of the Company's common stock on March 12, 2007. In addition, the Senior Notes are covered by two capped calls that effectively increased the conversion price of the Senior Notes to approximately $130.06, which represents a 40% premium to the March 12, 2007 closing price of $92.90 per common share of the Company. The initial conversion rate is subject to adjustment under certain circumstances. Holders of the Senior Notes do not have the right to require the Company to repurchase the Senior Notes prior to maturity except in connection with the occurrence of certain fundamental change transactions.

        During the years ended December 31, 2010 and 2009, the Company repurchased and retired $18,468 and $89,065, respectively, of the Senior Notes for $18,283 and $54,135, respectively, and recorded a (loss) gain on the early extinguishment of debt of ($489) and $29,824, respectively. The repurchases were funded by borrowings under the Company's line of credit and/or from cash proceeds from the Company's April 2010 common stock offering.

        The carrying value of the Senior Notes at December 31, 2010 and 2009 was $606,971 and $614,245, respectively, which included an unamortized discount of $12,661 and $23,855, respectively. The unamortized discount is amortized into interest expense over the term of the Senior Notes in a manner that approximates the effective interest method. As of December 31, 2010 and 2009, the effective interest rate was 5.41%. The fair value of the Senior Notes at December 31, 2010 and 2009 was $619,632 and $596,624, respectively, based on the quoted market price on each date.

  Line of Credit:

        The Company has a $1,500,000 revolving line of credit that bears interest at LIBOR plus a spread of 0.75% to 1.10% depending on the Company's overall leverage that was scheduled to mature on April 25, 2010. On April 25, 2010, the Company extended the maturity date to April 25, 2011.

        On April 20, 2010, the Company paid down in full the line of credit with a portion of the proceeds from its equity offering of common stock. See Note 15—Stockholders' Equity. As of December 31, 2010, there were no borrowings outstanding on the line of credit. As of December 31, 2009, borrowings outstanding on the line of credit were $655,000 at an average interest rate of 6.10%. The fair value of the Company's line of credit at December 31, 2009 was $643,662 based on a present value model using current interest rate spreads offered to the Company for comparable debt.

  Term Loan:

        On April 25, 2005, the Company obtained a five-year, $450,000 term loan that bore interest at LIBOR plus 1.50%. The loan was paid off during the year ended December 31, 2009 from the proceeds of sales of ownership interests in Queens Center and FlatIron Crossing (See Note 4—Investments in Unconsolidated Joint Ventures) and through additional borrowings under the Company's line of credit.

  Greeley Note:

        On July 27, 2006, concurrent with the sale of Greeley Mall, the Company provided marketable securities to replace Greeley Mall as collateral for the mortgage note payable on the property (See Note 7—Marketable Securities). As a result of this transaction, the mortgage note payable was reclassified to bank and other notes payable. This note bears interest at an effective rate of 6.34% and matures in September 2013. At December 31, 2010 and 2009, the Greeley note had a balance outstanding of $25,624 and $26,353, respectively. The fair value of the note at December 31, 2010 and 2009 was $23,967 and $20,589, respectively, based on current interest rates for comparable loans. The method for computing fair value was determined using a present value model and an interest rate that included a credit value adjustment based on the estimated value of the property that serves as collateral for the underlying debt.

        As of December 31, 2010 and 2009, the Company was in compliance with all applicable financial loan covenants.

        The future maturities of bank and other notes payable are as follows:

2011	$776
2012	620,453
2013	24,027

645,256
Debt discount	(12,661)

$632,595